Assets Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jun. 30, 2013
Long-term assets held for sale [Abstract]
Property, plant and equipment, net	$ 474	$ 474
Total long-term assets held for sale	474	474
Long-Term Assets Held For Sale Impairment Charge [Abstract]
Impairment charge of property, plant and equipment classified as held for sale	$ 2,128